Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Applicable income tax (benefit) expense for financial reporting purposes
Income (loss) before provision for income tax expense (benefit)	$ 3,368	$ 3,448	$ (6,639)
Tax at statutory Federal income tax rate	1,145	1,172	(2,257)
Tax at statutory Federal income tax rate, percentage	34.00%	34.00%	34.00%
Tax-exempt income	(380)	(404)	(445)
Tax-exempt income, percentage	(11.27%)	(11.72%)	6.70%
State income tax, net of Federal tax benefit	61	(111)	(105)
State income tax, net of Federal tax benefit, Percentage	1.81%	(3.23%)	1.58%
Release of prior year over accrual	(371)	0	0
Release of prior year over accrual, Percentage	(11.01%)	0.00%	0.00%
Other, net	91	(66)	(280)
Other net, Percentage	2.70%	(1.91%)	4.22%
Provision for income tax expense (benefit)	$ 546	$ 591	$ (3,087)
Provision for income tax expense (benefit), percentage	16.23%	17.14%	46.50%